Dividends and other reserves - Schedule of dividends (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Final dividend for the year ended 30 June 2023 of 59.98 cents per share (2022 - 52.71 cents)(1)	$ 1,349	$ 1,200
Final dividend per share (in USD per share)			$ 0.5998	$ 0.5271